Note 7 - Accrued Expenses (December 31, 2010)	12 Months Ended
Dec. 31, 2010
Other Liabilities Disclosure [Text Block]	Note 7 – Accrued Expenses As of December 31, 2010 accrued expenses included the following:
December 31,
2010

Accrued Payroll, Officer	$43,078
Accrued Payroll Taxes	4,189
$47,267